Employee benefits - Summary of Amount Recognized in Other Comprehensive Income for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	$ (15.0)	₨ (1,099.8)	₨ (856.0)	₨ (396.3)
Total amount recognized in other comprehensive income	$ (15.0)	₨ (1,099.8)	₨ (856.0)	₨ (396.3)